Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Contract Liabilities [Line Items]
Advance from educational content service and other services	¥ 6,064,243	¥ 12,855,928	¥ 12,193,237
Total	6,070,210	86,731,977	290,028,010	$ 831,615
Subscription service [Member]
Schedule of Contract Liabilities [Line Items]
Advance from educational content service and other services	6,064,243	12,855,928	12,020,547
Licensing service [Member]
Schedule of Contract Liabilities [Line Items]
Advance from educational content service and other services			172,690
Advance from IT related solution services [Member]
Schedule of Contract Liabilities [Line Items]
Advance from IT related solution services	¥ 5,967	¥ 73,876,049	¥ 277,834,773